FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 16) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial assets		$ 17,361,475	$ 16,377,253
Debt Securities [Member]
Financial assets		15,721,527	$ 14,859,423
Debt Securities [Member] | Measurement Under IFRS 9 2013 [Member]
Financial assets at fair value through profit or loss		10,701,855
Financial assets at amortised cost		4,157,568
Financial assets at fair value through other comprehensive income		0
Financial assets		14,859,423
Debt Securities [Member] | Measurement Under IFRS 9 2014 [Member]
Financial assets at fair value through profit or loss	[1]	8,777,923
Financial assets at amortised cost	[1]	3,121,981
Financial assets at fair value through other comprehensive income	[1]	2,991,352
Financial assets	[1]	14,891,256
Debt Securities [Member] | Difference [Member]
Financial assets at fair value through profit or loss		(1,923,932)
Financial assets at amortised cost		(1,035,587)
Financial assets at fair value through other comprehensive income		2,991,352
Financial assets		$ 31,833

[1]	For further information, see classification under IFRS 9, as described in Note 32 impacts on application of new standards.